Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 6,571	$ 3,258	$ 5,145
Other non-trade receivables	1,059	56
Interest receivable		56	296
Installment Receivable (Note 16)	14,131
Prepaid and other current assets	$ 21,761	$ 3,314	$ 5,441